Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Income Tax Expense Abstract
Income before income tax expense	$ 109,509	$ 132,180
Deferred income tax expense/(benefit)	(32,232)	0
Total	$ 77,277	$ 132,180